Fair Value of Financial Instruments and Risk Management (Sale of Receivables) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Disclosures [Abstract]
Sale of receivables	$ 779
Receivable purchase agreement initial term	1 year
Proceeds from sale and collection of receivables	$ 723